Commitments & Contingencies - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2022 USD ($) DrawDown	Dec. 31, 2021 USD ($) $ / shares shares
Sale of stock price per share | $ / shares		$ 10.00
Deferred underwriting fees payable		$ 9,660,000
GEM Warrant [Member] | Common Stock [Member]
percentage of warrant exercised against oustanding on a fully diluted basis		2.50%
Period of warrant exercised against oustanding on a fully diluted basis in closing of the Business Combination		3 years
Underwriting Agreement [Member]
Cash paid underwriting discount		$ 5,520,000
Sale of stock price per share | $ / shares		$ 0.20
Sale of stock, shares issued | shares		27,600,000
Deferred fee underwriters price per units | $ / shares		$ 0.35
Proceeds from deferred fee underwriters sold in public offering | shares		24,000,000
Proceeds from deferred fee underwriters		$ 8,400,000
Deferred underwriting fees payable		9,660,000
GEM Agreement [Member]
Proceeds from Issuance of Common Stock		$ 125,000,000
GEM Agreement [Member] | Subsequent Event [Member]
Number Of Draw Downs | DrawDown	2
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,500,000
GEM Agreement [Member] | Common Stock [Member]
Percentage Of Average Closing Bid Price Of The Shares		90.00%
Stock holding period in NYSE		30 days
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Sale of stock, shares issued | shares		3,600,000
Proceeds from deferred fee underwriters		$ 1,260,000